Fees Summary	Nov. 15, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 229,999,978
Previously Paid Amount	0
Total Fee Amount	35,212
Total Offset Amount	0
Net Fee	$ 35,212